Note 2 - Earnings Per Share (Detail) - Shares Used in Calculation of Earnings Per Share	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average common shares outstanding									2,101,490	1,872,582	1,764,743
Average treasury stock shares									(189,530)	(189,530)	(189,530)
Weighted average common shares and common stock equivalents used to calculate basic earnings per share	1,984,818	1,978,181	1,919,333	1,763,982	1,756,157	1,704,677	1,647,771	1,621,889	1,911,960	1,683,052	1,575,213
Additional common stock equivalents used to calculate diluted earnings per share									4,972		608
Weighted average common shares and common stock equivalents used to calculate diluted earnings per share	1,991,354	1,983,863	1,921,205	1,764,585	1,756,157	1,704,677	1,647,920	1,651,889	1,916,932	1,683,052	1,575,821